Tax matters - Tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other comprehensive income
Tax recognized in equity, Items not reclassified to profit or loss	€ (82)	€ 500	€ (225)
Actuarial gains or (-) losses on defined benefit pension plans	(165)	499	(199)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	92	(42)	0
Financial liabilities at fair value with changes in results attributable to changes in credit risk	(9)	43	(26)
Tax recognized in equity, Items that may be reclassified to profit or loss	208	(832)	124
Cash flow hedges	5	(17)	(50)
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	195	(811)	167
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	8	(4)	7
Total	€ 126	€ (332)	€ (101)